LONG-TERM DEBT - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Long Term Debt
Liabilities Arising From Financing Activities	$ 967.6
Borrowings	30.0
Repayments	(169.6)
Fair Value changes	5.5
Interest & Accretion	51.2
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	884.7
Long-term borrowings [member]
Long Term Debt
Liabilities Arising From Financing Activities	780.5
Borrowings	30.0
Repayments	(99.7)
Fair Value changes	1.2
Interest & Accretion	2.5
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	714.5
Interest Payable [Member]
Long Term Debt
Liabilities Arising From Financing Activities	6.9
Borrowings	0.0
Repayments	(49.9)
Fair Value changes	0.0
Interest & Accretion	48.7
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	5.7
Gold stream obligation [Member]
Long Term Debt
Liabilities Arising From Financing Activities	180.2
Borrowings	0.0
Repayments	(20.0)
Fair Value changes	4.3
Interest & Accretion	0.0
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	$ 164.5